Cover	Jan. 23, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 23, 2026
Entity File Number	001-40470
Entity Registrant Name	GXO LOGISTICS, INC.
Entity Central Index Key	0001852244
Entity Tax Identification Number	86-2098312
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Two American Lane
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06831
City Area Code	203
Local Phone Number	489-1287
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, par value $0.01 per share
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	GXO
Security Exchange Name	NYSE
3.750% Notes due 2030
Title of 12(b) Security	3.750% Notes due 2030
Trading Symbol	GXO/30
Security Exchange Name	NYSE